Income Taxes - Schedule of Components of Deferred Tax Assets and Liabilities (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Net operating loss carryforwards	$ 3,464,000	$ 4,149,000
Share based compensation	(704,000)	(518,000)
Non-cash interest and financing expenses	(833,000)	(343,000)
Other temporary differences	(108,000)	(55,000)
Less: Valuation allowance	(1,819,000)	(3,233,000)
Deferred tax assets, net